Item 1. Report to Shareholders

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
November 30, 2003

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


New Income class

               6 Months      Year
                  Ended     Ended
               11/30/03   5/31/03    5/31/02    5/31/01    5/31/00    5/31/99


NET ASSET VALUE

Beginning
of period      $   9.21   $   8.70   $   8.53   $   8.07   $   8.50   $   9.09

Investment
  activities
  Net investment
  income (loss)    0.15       0.37       0.47       0.53       0.52       0.54

  Net realized
  and unrealized
  gain (loss)     (0.22)      0.52       0.17       0.46      (0.43)     (0.45)

  Total from
  investment
  activities      (0.07)      0.89       0.64       0.99       0.09       0.09

Distributions
  Net investment
  activities      (0.16)     (0.38)     (0.47)     (0.53)     (0.52)     (0.54)

  Net realized
  gain             --         --         --         --         --        (0.14)

  Total
  distributions   (0.16)     (0.38)     (0.47)     (0.53)     (0.52)     (0.68)

NET ASSET VALUE
End of period   $  8.98   $   9.21   $   8.70   $   8.53   $   8.07   $   8.50
                --------------------------------------------------------------

Ratios/Supplemental Data

Total return^     (0.80)%    10.52%      7.68%     12.54%      1.13%      1.02%

Ratio of total
expenses to
average
net assets         0.72%!     0.74%      0.72%      0.73%      0.73%      0.72%

Ratio of net
investment
income (loss)
to average
net assets         3.34%!     4.23%      5.38%      6.30%      6.32%      6.16%

Portfolio
turnover rate     245.7%!    221.2%     222.0%     112.1%      83.6%      94.3%

Net assets,
end of period
(in millions)  $  2,261   $  2,266   $  1,863   $  1,684   $1 ,633    $  1,942

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


Advisor Class


                                                  6 Months              9/30/02
                                                     Ended              Through
                                                  11/30/03              5/31/03


NET ASSET VALUE

Beginning of period                        $          9.21      $          8.84

Investment activities
  Net investment
  income (loss)                                       0.15*                0.23*

  Net realized and
  unrealized gain (loss)                             (0.23)                0.38

  Total from investment
  activities                                         (0.08)                0.61

Distributions
  Net investment income                              (0.15)               (0.24)

NET ASSET VALUE
  End of period                            $          8.98      $          9.21
                                           ------------------------------------

Ratios/Supplemental Data

Total return^                                       (0.88)%*              7.02%*

Ratio of total expenses
to average net assets                               0.90%!*              0.90%!*

Ratio of net investment
income (loss) to average
net assets                                          3.13%!*              2.61%!*

Portfolio turnover rate                            245.7%!                221.2%

Net assets, end of period
  (in thousands)                           $           137      $           107

* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/04.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


R Class

                                                  6 Months              9/30/02
                                                     Ended              Through
                                                  11/30/03              5/31/03


NET ASSET VALUE

Beginning of period                        $          9.21      $          8.84

Investment activities
  Net investment income (loss)                        0.26*++              0.22*

  Net realized and
  unrealized gain (loss)                             (0.34)++              0.38

  Total from investment activities                   (0.08)                0.60

Distributions
  Net investment income                              (0.14)               (0.23)

NET ASSET VALUE
End of period                              $          8.99      $          9.21
                                           ------------------------------------
Ratios/Supplemental Data

Total return^                                       (0.90)%*              6.84%*

Ratio of total expenses to
average net assets                                  1.15%!*              1.15%!*

Ratio of net investment
income (loss) to average
net assets                                          2.39%!*              2.32%!*

Portfolio turnover rate                            245.7%!                221.2%

Net assets, end of period
(in thousands)                             $         2,816      $           321

* Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 9/30/04.

++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. The amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)              November 30, 2003

Portfolio of Investments (ss.)                  Par/Shares                Value
--------------------------------------------------------------------------------
                                                               ($ 000s)

CORPORATE BONDS AND NOTES   25.5%

Aerospace & Defense 0.1%

Boeing,8.75%,8/15/21                                 2,425                3,068

                                                                          3,068

Automobiles and Related 1.6%

DaimlerChrysler,6.50%,11/15/13                       7,845                8,084

Ford Motor Credit,6.50%,1/25/07                     10,915               11,454

General Motors, 8.375%,7/15/33                       5,885                6,395

GMAC,5.85%,1/14/09                                   7,520                7,812

Hertz,4.70%, 10/2/06                                 2,170                2,162

                                                                         35,907
Banking 1.3%

Bank One,5.25%,1/30/13                               5,300                5,421

Capital One Bank,4.25%,12/1/08                       4,500                4,455

Citigroup,5.625%,8/27/12                             5,300                5,568

First Union,6.40%,4/1/08                             2,215                2,453

HBOS, 144A,6.00%,11/1/33                             4,300                4,216

J.P. Morgan Chase, 5.75%,1/2/13                      4,900                5,141

Union Planters,4.375%, 12/1/10                       3,070                3,024

                                                                         30,278

Beverages 0.4%

Bottling Group,4.625%,11/15/12                       4,675                4,621

Coca-Cola Enterprises,6.125%,8/15/11                 4,500                4,938

                                                                          9,559


Broadcasting 0.5%

AOL Time Warner,7.625%,4/15/31                       4,415                4,989

Hearst-Argyle Television,7.00%,1/15/18               3,685                4,026

Univision Communications,2.875%,10/15/06             2,540                2,520

                                                                         11,535

Cable Operators 0.7%

Clear Channel
Communications,4.625%,1/15/08                        4,190                4,300

Comcast
  5.50%, 3/15/11                                     1,500                1,544
  5.85%, 1/15/10                                     8,450                8,936

                                                                         14,780

Computer Service
& Software 0.2%

IBM,4.25%,9/15/09                                    5,155                5,231

                                                                          5,231

Conglomerates 0.9%

GE Capital
  3.50%, 5/1/08                                      5,860                5,830
  6.00%, 6/15/12                                     9,800               10,540

Hutchison Whampoa,
144A,5.45%,11/24/10                                  3,235                3,212

                                                                         19,582

Consumer Products 0.3%

Masco,5.875%,7/15/12                                 5,190                5,525

                                                                          5,525

Container 0.2%

Sealed Air, 144A,
5.375%,4/15/08                                       5,200                5,410

                                                                          5,410

Diversified Chemicals 0.2%

Dow Chemical, 6.125%, 2/1/11                         3,225                3,426

                                                                          3,426

Electric Utilities 3.2%

American Electric Power,
Series C, 5.375%, 3/15/10                            3,095                3,207

Appalachian Power, Series E,
4.80%,6/15/05                                        5,115                5,287

Black Hills, 6.50%, 5/15/13                          5,160                5,230

ComEd Financing III,
6.35%, 3/15/33                                       2,100                2,037

DPL, 6.875%, 9/1/11                                  2,000                2,087

Entergy Gulf States,
5.20%, 12/3/07                                       4,675                4,755

FirstEnergy, 5.50%, 11/15/06                         6,925                7,195

Florida Power & Light,
5.95%, 10/1/33                                       3,325                3,366

Noram Energy, 6.50%, 2/1/08                          2,247                2,403

Ohio Edison, 144A,
4.00%, 5/1/08                                        2,300                2,259

Pinnacle West Capital,
6.40%, 4/1/06                                        4,165                4,448

Potomac Electric Power,
3.75%, 2/15/06                                       4,125                4,170

PSEG Power
  6.875%, 4/15/06                                    1,930                2,100
  8.625%, 4/15/31                                    2,605                3,340

Public Service of
  New Mexico,4.40%,9/15/08                           4,320                4,361

Sempra Energy, 6.00%,
  2/1/13                                             4,780                5,007

Tri-State Generation &
Transmission Assn.,
144A, 6.04%, 1/31/18                                 2,850                2,919

TXU Energy, 7.00%,
3/15/13                                              5,120                5,631

WPD Holdings, 144A,
6.875%, 12/15/07                                     2,690                2,761

                                                                         72,563

Electronic Components 0.1%

Motorola, 6.75%, 2/1/06                              2,665                2,848

                                                                          2,848

Energy 0.6%

Petroleos de Venezuela
(PDVSA) Finance, 6.80%,
11/15/08                                             4,705                4,376

Transocean Sedco Forex,
7.50%, 4/15/31                                       2,960                3,368

YPF Sociedad Anonima,
10.00%, 11/2/28                                      4,660                4,963

                                                                         12,707

Entertainment and Leisure 0.1%

Viacom, 5.625%, 8/15/12                              2,805                2,962

                                                                          2,962

Exploration and Production 0.5%

Canadian Natural Resources,
7.20%, 1/15/32                                       5,200                5,901

Kaneb Pipe Line Operating
  5.875%, 6/1/13                                     2,900                2,861
  7.75%, 2/15/12                                     2,900                3,215

                                                                         11,977

Finance and Credit 1.8%

CIT Group, 7.75%, 4/2/12                             6,805                7,973

Colonial Bank, 9.375%, 6/1/11                        3,980                4,478

Countrywide Home Loans, 5.50%,
2/1/07                                               3,860                4,110

Household Finance
  5.75%, 1/30/07                                     2,925                3,132
  6.375%, 11/27/12                                   1,550                1,683

International Lease Finance,
  6.375%, 3/15/09                                    5,520                6,089

Northern Trust, 4.60%,
2/1/13                                               3,075                3,010

PHH Corporation, 7.125%,
3/1/13                                               3,475                3,873

SLM Corporation, 4.00%,
1/15/09                                              5,600                5,572

                                                                         39,920
Food Processing   0.6%

McCormick, 6.40%, 2/1/06                             7,300                7,864

Unilever, 5.90%, 11/15/32                            5,035                5,020

                                                                         12,884

Food/Tobacco   0.3%

UST, 6.625%, 7/15/12                                 5,400                5,938

                                                                          5,938

Gas & Gas Transmission   0.6%

Buckeye Partners, 144A, 6.75%,
8/15/33                                              2,140                2,209

Duke Capital, 7.50%, 10/1/09                         4,250                4,797

Kinder Morgan, 6.50%, 9/1/12                         5,000                5,449

Panhandle Eastern Pipe Line,
144A, 4.80%, 8/15/08                                 2,055                2,089

                                                                         14,544

Healthcare Services   0.1%

Highmark, 144A, 6.80%,
8/15/13                                              2,265                2,446

                                                                          2,446
Insurance   2.5%

AIG Sunamerica Global
Financing XII, 144A, 5.30%,
5/30/07                                              6,070                6,448

Allstate Financial Global
Funding, 144A, 5.25%, 2/1/07                         5,200                5,516

Cigna, 7.40%, 5/15/07                                2,000                2,198

Fund American Companies,
5.875%, 5/15/13                                      2,185                2,172

Jefferson Pilot, 144A,
8.14%, 1/15/46                                       3,000                3,293

Mangrove Bay Trust, 144A,
6.102%, 7/15/13                                      2,500                2,468

Marsh & McLennan, 3.625%,
2/15/08                                              2,250                2,240

Nationwide Financial
Services, 5.90%, 7/1/12                              6,535                6,864

NLV Financial, 144A,
7.50%, 8/15/33                                       2,175                2,211

Principal Life Global,
144A, 5.25%, 1/15/13                                 4,900                4,929

Prudential, 3.75%, 5/1/08                            4,520                4,491

Security Benefit, 144A,
7.45%, 10/1/33                                       2,150                2,142

Sun Life of Canada U.S.
Capital Trust, 144A, 8.526%,
5/29/49                                              7,000                7,930

XL Capital Finance, 6.50%,
1/15/12                                              4,070                4,415

                                                                         57,317
Investment Dealers   0.8%

Franklin Resources, 3.70%,
4/15/08                                              1,650                1,642

Goldman Sachs Group
  4.125%, 1/15/08                                    7,025                7,168
  6.125%, 2/15/33                                    2,065                2,058

Lehman Brothers, 4.00%,
1/22/08                                              3,045                3,082

Morgan Stanley, 3.625%,
4/1/08                                               3,165                3,147

                                                                         17,097

Long Distance   0.4%

Sprint, 6.375%, 5/1/09                               8,300                8,786

                                                                          8,786
Manufacturing   0.3%

John Deere Capital,
7.00%, 3/15/12                                       5,250                6,025

                                                                          6,025
Media and Communications   0.6%

Cox Enterprises,
144A, 4.375%, 5/1/08                                 5,500                5,552

Liberty Media, VR,
2.64%, 12/17/03                                      2,175                2,203

News America
  6.55%, 3/15/33                                     1,260                1,303
  6.75%, 1/9/38                                      1,705                1,907
  7.625%, 11/30/28                                   2,160                2,499

                                                                         13,464

Metals and Mining   0.6%

BHP Finance, 4.80%,
4/15/13                                              4,240                4,219

Falconbridge Limited,
7.35%, 6/5/12                                        5,100                5,732

WMC Finance USA,
5.125%, 5/15/13                                      2,975                2,892

                                                                         12,843

Paper and Paper Products   0.8%

Celulosa Arauco Y
Constitucion, 8.625%,
8/15/10                                              7,500                8,890

SCA Coordination Center,
144A, 4.50%, 7/15/15                                 3,425                3,185

Weyerhaeuser, 6.75%, 3/15/12                         4,850                5,226

                                                                         17,301

Petroleum   0.9%

ConocoPhillips, 5.90%,
10/15/32                                             4,560                4,552

Devon Financing, 6.875%,
9/30/11                                              4,035                4,532

Occidental Petroleum,
4.25%, 3/15/10                                       2,125                2,111

Pemex Project Funding
Master Trust, 7.375%,
12/15/14                                             5,970                6,306

PF Export Receivables
Master Trust, 144A, 6.436%,
6/1/15                                               2,865                2,782

                                                                         20,283

Railroads   0.7%

Canadian National
Railway, 4.40%, 3/15/13                              3,980                3,803

Norfolk Southern, 6.00%,
4/30/08                                              6,175                6,657

Union Pacific, 6.50%,
4/15/12                                              5,020                5,545

                                                                         16,005

Savings and Loan   0.2%

Washington Mutual,
2.40%, 11/3/05                                       4,560                4,547

                                                                          4,547


Services   0.2%

Waste Management,
6.375%, 11/15/12                                     4,000                4,346

                                                                          4,346

Specialty Chemicals   0.2%

Chevron Phillips
Chemical, 5.375%,
6/15/07                                              3,935                4,138

                                                                          4,138

Specialty Retailers   0.5%

AutoZone, 4.75%,
11/15/10                                             3,535                3,551

Lowes, 6.50%,
3/15/29                                              4,000                4,290

Office Depot, 6.25%,
8/15/13                                              4,145                4,273

                                                                         12,114


Supermarkets   0.2%

Fred Meyer, 7.45%,
3/1/08                                               4,635                5,252

                                                                          5,252
Telephones   1.9%

British Telecommunications,
VR, 8.375%, 12/15/10                                 4,300                5,157

Citizens Communications,
9.00%, 8/15/31                                       3,540                4,612

Deutsche Telekom, 5.25%,
7/22/13                                              4,300                4,272

France Telecom, VR, 9.25%,
3/1/11                                               2,100                2,506

Royal Koninkljke KPN,
8.00%, 10/1/10                                       5,000                5,931

Telecom Italia, Series C,
144A, 6.375%, 11/15/33                               4,035                3,999

Telefonos de Mexico (Telmex),
144A, 4.50%, 11/19/08                                2,480                2,477

Telus Corporation, 7.50%,
6/1/07                                               3,200                3,552

Verizon Florida, 6.125%,
1/15/13                                              3,080                3,272

Verizon Global Funding,
7.75%, 12/1/30                                       4,155                4,775

Verizon Virginia, 4.625%,
3/15/13                                              3,090                2,955

                                                                         43,508

Wireless Communications   0.4%

AT&T Wireless Group,
8.75%, 3/1/31                                        3,530                4,139

AT&T Wireless Services,
7.875%, 3/1/11                                       3,450                3,896

INTELSAT, 144A, 5.25%,
11/1/08                                              1,885                1,919

                                                                          9,954

Total Corporate Bonds
and Notes (Cost $557,468)                                               576,070

ASSET-BACKED SECURITIES   5.1%

Auto-Backed   1.3%

Capital Auto Receivables
Asset Trust, Series 2002-2,
Class CERT, 4.18%, 10/15/07                          7,255                7,391

Chase Manhattan Auto Owner Trust
  Series 2001-B,
  Class CTFS, 3.75%, 5/15/08                         3,583                3,637
  Series 2003-A,
  Class A4, 2.06%, 12/15/09                          9,125                8,895

Hyundai Auto Receivables Trust
  Series 2003 A,
  Class A4, 3.02%, 10/15/10                          4,950                4,911
  Series 2003 A,
  Class D, 4.06%, 10/15/10                           2,050                2,033

SSB Auto Loan Trust, Series
2002-1, Class C, 4.13%, 2/15/09                      2,639                2,669

                                                                         29,536

Credit Card-Backed   2.8%

Citibank Credit Card Issuance Trust
  Series 2001-C1,
  Class C1, VR, 2.23%, 2/9/04                        6,035                6,073

  Series 2002-C1,
  Class C1, VR, 2.16%, 2/9/04                       12,715               12,754

  Series 2000-C1,
  Class C1, 7.45%, 9/15/07                          11,075               11,921

MBNA Credit Card Master Note Trust,
Series 2001-C2, Class C2, 144A,
VR, 2.27%, 12/15/10                                 11,300               11,457

MBNA Master Credit Card Trust,
Series 2000-D, Class C, 144A,
VR, 8.40%, 9/15/09                                  10,075               11,445

World Financial Network,
Series 2003-A, Class A2, VR,
1.49%, 12/15/03                                     10,925               10,929

                                                                         64,579

Motorcycles   0.4%

Harley-Davidson Motorcycle Trust,
Series 2003-3, Class B,
2.28%, 12/15/03                                      8,096                8,085

                                                                          8,085

Recreational Vehicles   0.2%

CIT RV Trust, Series 1997-A,
Class A6, 6.35%, 4/15/11                             4,274                4,366

                                                                          4,366

Stranded Asset   0.4%

Reliant Energy Transition Bond,
Series 2001-1, Class A4,
5.63%, 9/15/15                                       8,572                9,077

                                                                          9,077

Total Asset-Backed Securities
(Cost  $114,181)                                                        115,643

EQUITY AND CONVERTIBLE SECURITIES   1.7%


Bank and Trust   0.7%

AmSouth,
Common Stock                                            60                1,439

Bank of America,
Common Stock                                             9                  641

BB&T, Common Stock                                      37                1,456

Charter One Financial,
Common Stock                                            45                1,495

Citizens Banking,
Common Stock                                            23                  735

FleetBoston Financial,
Common Stock                                            22                  893

KeyCorp,
Common Stock                                            55                1,529

National City,
Common Stock                                            45                1,510

PNC Financial Services Group,
Common Stock                                            30                1,631

Regions Financial,
Common Stock                                            40                1,484

U.S. Bancorp,
Common Stock                                            55                1,524

Union Planters,
Common Stock                                            45                1,553

                                                                         15,890

Building and Real Estate   0.4%

CarrAmerica Realty, REIT                                60                1,745

Equity Office
Properties Trust,
Series B, REIT, Pfd.
Conv. Stock, 5.25%                                      54                2,654

Reckson Associates Realty,
Series A, REIT, Pfd. Conv.
Stock, 7.625%                                           90                2,238

Vornado Realty Trust, REIT                              33                1,805

Weingarten Realty Investors,
REIT                                                    39                1,758

                                                                         10,200

Computer Service & Software   0.0%

Juniper Networks, Conv. Notes,
4.75%, 3/15/07                                         446                  457

                                                                            457

Electric Utilities   0.1%

PPL Energy, Conv. Notes,
144A, 2.625%, 5/15/08                                1,572                1,553

                                                                          1,553

Financial Services   0.1%

Citigroup,
Common Stock                                            25                1,176

                                                                          1,176

Integrated Petroleum - International   0.3%

BP, ADR                                                 49                2,083

ChevronTexaco,
Common Stock                                            28                2,103

Royal Dutch Petroleum,
ADS                                                     47                2,093

                                                                          6,279

Media and Communications   0.0%

Liberty Media/Sprint PCS,
Conv. Notes, 4.00%, 11/15/29                           985                  672

                                                                            672

Telephones   0.1%

SBC Communications,
Common Stock                                            86                2,002

                                                                          2,002

Total Equity and Convertible
Securities (Cost  $37,211)                                               38,229


NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
7.4%

Commercial Mortgage-Backed   5.0%

Banc of America, Series 2003-1,
Class A2, CMO, 4.648%, 9/11/36                      11,450               11,264

Bear Stearns, Series 2002-TOP8,
Class A2, CMO, 4.83%, 8/15/38                        8,210                8,256

DLJ Commercial Mortgage, Series
1999-CG2, Class A1B, CMO, 7.30%,
6/10/32                                             13,000               14,974

GE Capital, Series 2001-1, Class
A2, CMO, 6.531%, 5/15/33                            11,300               12,644

J.P. Morgan Chase
  Series 1999-C7, Class A2,
  CMO, 6.507%, 10/15/35                              9,500               10,470
  Series 1999-PLS1, Class A2,
  CMO, 7.313%, 12/1/03                              19,203               21,768
  Series 2001-CIB2, Class A2,
  CMO, 6.244%, 4/15/35                               6,750                7,391

Morgan Stanley, Series 2002,
Class A2, CMO, 5.98%, 1/15/39                        9,400               10,184

Prudential Securities
Secured Financing,
Series 1999, Class A1,
CMO, 6.074%, 1/15/08                                 5,229                5,516

Salomon Brothers
Mortgage Securities VII,
Series 2001-C1, Class
A2, CMO, 6.226%, 12/18/35                           10,875               11,842

                                                                        114,309

Home Equity Loans-Backed   2.0%

BankBoston Home
Equity Loan Trust,
Series 1998-1, Class A6,
6.35%, 2/25/13                                       4,570                4,734

Chase Funding Mortgage Loan
  Series 1998-1, Class 1M1, 6.59%, 5/25/28           2,123                2,198

  Series 2002-1, Class 1A3, 5.039%, 12/25/23        10,675               10,829

  Series 2002-2, Class 1M1, 5.599%, 9/25/31          1,750                1,797

  Series 2002-3, Class 1A6, 4.707%, 8/25/13          5,365                5,476

  Series 2003-1, Class 1A6, 4.458%, 3/25/14          5,960                5,908

  Series 2003-3, Class 1M1, 4.537%, 9/25/32          4,400                4,139

Countrywide Asset-Backed
Certificates, Series 2003-5,
Class AF-3, 3.613%, 4/25/30                          7,925                7,945

Mellon Residential Funding,
Series 2001-HEIL, Class A3,
5.945%, 2/25/11                                      1,599                1,599

                                                                         44,625

Whole Loans-Backed   0.4%

Residential Accredit Loans
  Series 1997-QS12, Class
  A7, CMO, 7.25%, 11/25/27                           1,352                1,376

  Series 1998-QS9, Class A11,
  CMO, 6.75%, 7/25/28                                  496                  496

Summit Mortgage Trust,
Series 2002, Class A2,
CMO, 144A, 6.259%, 12/1/03                           7,450                7,466

                                                                          9,338


Total Non-U.S. Government
Mortgage-Backed Securities (Cost  $168,293)                             168,272


U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 28.3%


U.S. Government Agency Obligations
(misc. symbol1) 19.4%

Federal Home Loan Mortgage
  5.00%, 1/1/09 - 11/1/18                           72,341               73,423

  5.50%, 4/1/29                                        930                  945

  6.50%, 5/1/17 - 5/1/24                             9,715               10,230

  7.00%, 2/1/24 - 6/1/32                             8,497                8,978

  7.50%, 5/1 - 6/1/24                                  511                  551

  8.00%, 6/1/08                                          0                    0

  10.50%, 3/1/13 - 8/1/20                               45                   48

  11.00%, 11/1/17 - 7/1/20                              22                   25

ARM, 4.641%, 12/1/03                                 6,040                6,091

CMO
  4.50%, 3/15/16                                    31,450               31,586

  5.50%, 4/15/28                                    21,750               22,190

  6.50%, 3/15/23                                    10,810               11,328

  Principal Only, 8/1/28                               998                  884

IO, 4.50%, 6/15/11 - 4/15/18                        34,628                4,067

TBA, 6.00%, 1/1/32                                  51,200               52,480

Federal National Mortgage Assn.
    5.00%, 1/1/09                                    1,318                1,348

    5.50%, 2/1/17 - 11/1/33                         47,794               48,974

    6.00%, 4/1/14 - 2/1/33                           2,778                2,881

    6.50%, 6/1/13 - 7/1/32                          15,122               15,826

    7.00%, 10/1/29 - 11/1/30                           290                  306

CMO
    2.91%, 11/25/33                                  6,325                6,232

    5.00%, 3/25/15                                  15,800               16,149

    5.50%, 5/25/28                                  18,925               19,385

IO, 5.50%, 11/25/28                                  8,491                  991

IO, 6.50%, 2/1/32                                    4,136                  739

TBA
  4.50%, 1/1/18                                     22,450               22,310

  5.50%, 1/1/18 - 1/1/32                            46,408               47,103

  6.00%, 1/1/33                                     33,413               34,342

                                                                        439,412

U.S. Government Obligations 8.9%

Government National Mortgage Assn.
  4.00%, 9/15 - 11/15/18                            22,550               21,887

  5.00%, 9/20/33                                    20,695               20,314

  6.00%, 2/15/14 - 4/20/33                          54,291               56,514

  6.50%, 8/15/25 - 9/20/32                           8,100                8,533

  7.00%, 3/15/13 - 11/20/28                         14,658               15,688

  7.50%, 8/15/16 - 8/15/28                           3,046                3,277

  8.00%, 7/15/16 - 10/15/27                          8,991                9,792

  8.50%, 9/15/16 - 9/20/26                           1,767                1,947

  9.00%, 1/15/09 - 11/15/19                            389                  433

  9.50%, 6/15/09 - 2/15/25                             100                  109

  10.25%, 9/15/19 - 11/15/20                           205                  230

  11.00%, 12/15/09 - 6/15/19                         2,447                2,732

  11.50%, 3/15/10 - 10/15/15                           329                  371

CMO, Principal Only,
3/16/28                                              1,821                1,531

TBA, 5.50%, 1/1/32                                  57,100               57,618

                                                                        200,976

Total U.S. Government
& Agency Mortgage-Backed
Securities (Cost  $636,708)                                             640,388

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   17.7%

U.S. Government Agency Obligations
(misc. symbol1) 3.1%


Federal Home Loan Mortgage
  4.75%, 10/11/12                                   10,000                9,839

  6.875%, 1/15/05                                    4,750                5,024

Federal National Mortgage Assn.
  4.25%, 7/15/07                                    20,000               20,740

  5.125%, 1/2/14                                     3,960                3,951

  5.75%, 2/15/08                                    15,045               16,414

  7.125%, 1/15/30                                   11,300               13,452

                                                                         69,420

U.S. Treasury Obligations 14.6%

U.S. Treasury Bonds
  5.375%, 2/15/31                                    5,425                5,617

  6.00%, 2/15/26                                     6,515                7,160

  6.25%, 8/15/23 - 5/15/30 ++                       30,100               34,022

  6.50%, 11/15/26                                   29,650               34,589

  7.50%, 11/15/16                                   21,100               26,678

U.S. Treasury
Inflation-Indexed Notes,
1.875%, 7/15/13                                     33,529               33,152

U.S. Treasury Notes
  2.125%, 8/31/04                                   30,660               30,861

  3.25%, 5/31/04                                    21,570               21,799

  3.875%, 2/15/13                                   10,780               10,482

  4.25%, 8/15 - 11/15/13                            15,485               15,393

  5.875%, 11/15/04                                  86,420               90,066

  6.50%, 8/15/05                                     8,320                8,971

U.S. Treasury Stripped
Interest Payment,
Zero Coupon, 5/15/20                                32,250               13,172

                                                                        331,962

Total U.S. Government & Agency Obligations
(Excluding Mortgage-Backed)
(Cost  $394,764)                                                        401,382

FOREIGN GOVERNMENT OBLIGATIONS/AGENCIES 8.9%


Canadian Government and Municipalities 4.7%

Government of Canada
    3.50%, 6/1/04 (CAD)                             27,125               20,992

    5.50%, 6/1/09 (CAD)                             24,820               20,228

    6.00%, 9/1/05 (CAD)                             81,150               65,589

                                                                        106,809


Foreign Government and Municipalities
(Excluding Canadian) 4.2%

Asian Developement Bank,
6.25%, 6/15/11 (AUD)                                16,075               11,647

Bundesrepublic, 5.00%,
1/4/12 (EUR)                                        11,300               14,201

European Investment Bank,
6.00%, 7/15/05 (AUD)                                16,850               12,253

Federal Republic of Germany,
5.00%, 5/20/05 (EUR)                                18,600
                                                                         23,043

Republic of Chile,
5.50%, 1/15/13                                       4,710                4,835

United Kingdom Treasury,
5.00%, 3/7/08 (GBP)                                 13,500               23,353

United Mexican States,
6.375%, 1/16/13                                      5,800                5,968

                                                                         95,300


Total Foreign Government
Obligations/Agencies (Cost  $174,763)                                   202,109

MUNICIPAL BONDS   0.4%

California, GO, 5.50%,
11/1/33                                              2,500                2,571

Illinois, GO, 5.10%,
6/1/33                                               4,000                3,635

Oregon, GO, 5.892%,
6/1/27                                               1,640                1,669

Total Municipal Bonds
(Cost  $8,170)                                                            7,875


INTEREST RATE SWAP AGREEMENTS 0.0%

Morgan Stanley
  Pay 3.955% Fixed, Receive 3 month LIBOR
  (currently 1.17%) 11/12/08                        20,000                 (235)

Total Interest Rate Swaps
(Premium Paid $0)                                                          (235)

MONEY MARKET FUNDS   13.5%

T. Rowe Price Reserve
Investment Fund,1.12%#!                            305,717              305,717

Total Money Market Funds (Cost $305,717)                                305,717

SECURITIES LENDING COLLATERAL 11.7%

Money Market Trust 11.7%

State Street Bank
and Trust Company
of New Hampshire N.A.
Securities Lending
Quality Trust units                                264,826              264,826

Total Securities Lending
Collateral (Cost  $264,826)                                             264,826

Total Investments in Securities
120.2% of Net Assets (Cost $2,662,101)                               $2,720,276
                                                                     ----------

Forward Currency Exchange Contracts
Amounts in (000s)
                                                                    Unrealized
Counterparty         Settlement         Receive         Deliver     Gain (Loss)
-------------        ----------       -----------     -----------   -----------

Credit Suisse
First Boston          12/9/03         USD  13,470     CAD  17,978     $   (381)

Credit Suisse
First Boston          12/9/03         USD  10,670     EUR   9,085         (226)

Credit Suisse
First Boston          12/9/03         USD  18,675     EUR  16,000         (515)

Morgan
Stanley               12/9/03         CAD  29,000     USD  21,887          456

Morgan
Stanley               12/9/03         USD  30,128     CAD  40,210         (852)

Morgan
Stanley               12/9/03         EUR   2,000     USD   2,296          103

Morgan
Stanley               12/9/03         USD  16,450     EUR  14,000         (341)

Royal Bank
of Canada             12/9/03         USD   4,761     CAD   6,350         (131)

Net unrealized gain (loss) on open
forward currency exchange contracts                                   $  (1,887)

Futures Contracts
($ 000s)
                                                  Contract           Unrealized
                                  Expiration         Value          Gain (Loss)
                                  ---------       --------          -----------

Long, 209 thirty year
U.S. Treasury contracts,
$1,075 par of U.S. Treasury
Bonds pledged as
initial margin                    12/03    $        22,840      $           772

Short, 302 five year
U.S. Treasury contracts,
$350 par of U.S. Treasury
Bonds pledged as
initial margin                    12/03            (33,720)                (730)

Net payments (receipts)
of variation
margin to date                                                              (96)

Variation margin receivable
(payable) on open futures
contracts                                                       $           (54)


ss   Denominated in USD unless otherwise noted

#    Seven-day yield

(misc. symbol1) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2003 .

!    Affiliated company--See Note 2.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $114,293,000 and represents 5.0% of net assets.

ADR  American Depository Receipts

ADS  American Depository Shares

ARM  Adjustable Rate Mortgage

AUD  Australian dollar

CAD  Canadian dollar

CMO  Collateralized Mortgage Obligation

EUR  Euro

GBP  British pound

GO   General Obligation

IO Interest Only security for which the fund receives interest on notional principal (par)

REIT Real Estate Investment Trust

TBA  To Be Announced security was purchased on a forward commitment basis

USD  United States dollar

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)              November 30, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


Assets

Investments in securities, at value
  Affiliated companies (cost $305,717)                         $        305,717

  Other companies (cost $ 2,356,384)                                  2,414,559

  Total investments in securities                                     2,720,276

Other assets                                                            125,174

Total assets                                                          2,845,450

Liabilities

Payable for investment
securities purchased                                                    312,387

Obligation to return
securities lending collateral                                           264,826

Other liabilities                                                         4,624

Total liabilities                                                       581,837

NET ASSETS                                                     $      2,263,613
                                                                      ---------

Net Assets Consist of:

Undistributed net
investment income (loss)                                       $           (547)

Undistributed net
realized gain (loss)                                                    (35,773)

Net unrealized gain (loss)                                               56,496

Paid-in-capital applicable to
251,941,303 shares of $1.00
par value capital stock outstanding;
300,000,000 shares authorized                                         2,243,437

NET ASSETS                                                     $      2,263,613
                                                                      ---------

NET ASSET VALUE PER SHARE

New Income class
($2,260,660,779/251,612,883 shares outstanding)                $           8.98
                                                               ----------------
Advisor Class
($136,516/15,196 shares outstanding)                           $           8.98
                                                               ----------------
R Class
($2,815,685/313,224 shares outstanding)                        $           8.99
                                                               ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
Investment Income (Loss)

Income
  Interest                                                       $       42,264

  Dividend                                                                2,858

  Securities lending                                                        268

  Total income                                                           45,390

Expenses
  Investment management                                                   5,238

  Shareholder servicing
    New Income class                                                      2,442

    Advisor class                                                          --

    R Class                                                                   1

  Custody and accounting                                                    186

  Registration                                                              100

  Prospectus and shareholder reports
    New Income class                                                         76

    Advisor Class                                                             1

    R Class                                                                   1

  Legal and audit                                                            15

  Directors                                                                   6

  Distribution and service (12b-1)
    Advisor Class                                                          --

    R Class                                                                   2

  Miscellaneous                                                               8

  Reductions/repayments pursuant to expense limitation
    Expenses (reimbursed by) repaid to manager                               (1)

  Total expenses                                                          8,075

  Expenses paid indirectly                                                  (22)

  Net expenses                                                            8,053

Net investment income (loss)                                             37,337

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                     $       19,546

  Futures                                                                 2,624

  Written options                                                           342

  Foreign currency transactions                                          (3,638)

  Net realized gain (loss)                                               18,874

Change in net unrealized gain (loss)

  Securities                                                            (72,976)

  Futures                                                                  (214)

  Other assets and liabilities
  denominated in foreign currencies                                         514

  Change in net unrealized gain (loss)                                  (72,676)

Net realized and unrealized gain (loss)                                 (53,802)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $       (16,465)
                                                                        --------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/03              5/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                  $   37,337          $    84,987

  Net realized gain (loss)                          18,874               (2,576)

  Change in net unrealized
  gain (loss)                                      (72,676)             122,779

  Increase (decrease) in
  net assets from operations                       (16,465)             205,190

Distributions to shareholders
   Net investment income

    New Income class                               (38,769)             (87,016)

    Advisor Class                                       (2)                  (3)

    R Class                                            (12)                  (4)

  Decrease in net assets from distributions        (38,783)             (87,023)

Capital share transactions *
  Shares sold
    New Income class                               224,633              561,473

    Advisor Class                                       30                  100

    R Class                                          2,686                  321

   Distributions reinvested
    New Income class                                36,528               81,806

    Advisor Class                                        2                    3

    R Class                                             12                    4

   Shares redeemed
    New Income class                              (211,462)            (358,633)

    R Class                                           (201)                 (14)

   Increase (decrease) in net assets from
    capital share transactions                      52,228              285,060

Net Assets

Increase (decrease)
during period                                       (3,020)             403,227
Beginning of period                              2,266,633            1,863,406

End of period                                  $ 2,263,613          $ 2,266,633
                                               --------------------------------

*Share information
  Shares sold
    New Income class                                24,903               63,287

    Advisor Class                                        3                   12

    R Class                                            300                   36

  Distributions reinvested
    New Income class                                 4,064                9,221

    R Class                                              1                    1

  Shares redeemed
    New Income class                               (23,490)             (40,608)

    R Class                                            (23)                  (2)

Increase (decrease) in shares outstanding            5,758               31,947

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)              November 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities. The fund has three classes of shares: New Income Fund (New Income class), offered since August 31, 1973, New Income Fund-Advisor Class (Advisor Class), offered since September 30, 2002, and New Income Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security

Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $22,000 for the six months ended November 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on municipal and debt securities are amortized for financial reporting purposes. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the six months ended November 30, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended November 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price until a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended November 30, 2003, were as follows:


                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                       -         $          -

Written                                                790              828,000

Expired                                               (310)            (325,000)

Closed                                                (480)            (503,000)

Outstanding at end of period                            -          $         -
                                                     --------------------------

Swap Agreements
During the six months ended November 30, 2003, the fund was a party to interest rate swap agreements under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2003, the value of loaned securities was $306,548,000; aggregate collateral consisted of $264,826,000 in the money market pooled trust and U.S. government securities valued at $52,493,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At November 30, 2003, the fund's investment in the T. Rowe Price Reserve Investment Fund was its only affiliated holding and represented 11.2% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $417,889,000 and $365,569,000, respectively, for the six months ended November 30, 2003. Purchases and sales of U.S. government securities aggregated $2,199,330,000 and $2,218,934,000, respectively, for the six months ended November 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2003, the fund had $39,329,000 of unused capital loss carryforwards, of which $1,791,000 expire in 2008, and $37,538,000 expire in 2009.

At November 30, 2003, the cost of investments for federal income tax purposes was $2,662,101,000. Net unrealized gain aggregated $56,496,000 at period-end, of which $90,637,000 related to appreciated investments and $34,141,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $862,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                             Advisor Class              R Class
Expense Limitation                                    0.90%                1.15%
Limitation Date                                    9/30/04              9/30/04
Repayment Date                                     9/30/06              9/30/06

At November 30, 2003, expenses previously reimbursed by the manager remain subject to repayment in the amount of $2,000 through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the New Income class and R Class. Expenses incurred pursuant to these service agreements totaled $1,067,000 for the six months ended November 30, 2003, of which $206,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended November 30, 2003, the fund was charged $4,000 for shareholder servicing costs related to the college savings plans, of which $3,000 was for services provided by Price and $1,000 was payable at period-end. At November 30, 2003, approximately 0.2% of the outstanding shares of the New Income class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended November 30, 2003, the fund was allocated $988,000 of Spectrum Funds' expenses and $95,000 of Retirement Funds' expenses. Of these amounts, $966,000 related to services provided by Price and $150,000 was payable at period-end. At November 30, 2003, approximately 36.0% of the outstanding shares of the New Income class were held by the Spectrum Funds and 2.3% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $2,353,000.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004